PROPERTY AND EQUIPEMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPEMENT

NOTE 6 - PROPERTY AND EQUIPEMENT

	December 31,
	2021	2020

Computers	$26	$21
Furniture and equipment	52	49
Vehicles	7	7
Accumulated depreciation	(41)	(32)
	$44	$45

Depreciation expense was approximately $7 thousand and $2 thousand for the years ended December 31, 2021 and 2020, respectively.